Related Party Transactions (Details) - Schedule of Sales to Related Parties - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Related Party Transactions (Details) - Schedule of Sales to Related Parties [Line Items]
Total revenue from related parties	$ 115,034	$ 8,188
Seihinkokusai [Member]
Related Party Transactions (Details) - Schedule of Sales to Related Parties [Line Items]
Total revenue from related parties	100,132	5,968
Shintai Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Sales to Related Parties [Line Items]
Total revenue from related parties		1,171
Palpito [Member]
Related Party Transactions (Details) - Schedule of Sales to Related Parties [Line Items]
Total revenue from related parties	$ 14,902	$ 1,049